Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement [Table Text Block]
	Dec. 31, 2024		Dec. 31, 2023
	FV	CV	FV	CV
Financial assets at amortized cost
Cash and cash equivalents[1]	$541.8	$541.8	$249.8	$249.8
Short-term investments[1]	40.0	40.0	-	-
Collateral deposits[1]	0.6	0.6	1.4	1.4
Restricted cash[1]	0.4	0.4	2.0	2.0
Fair value through profit or loss
Trade and other receivables[2,3]	185.5	185.5	176.2	176.2
Non-hedge derivative assets [4]	14.3	14.3	1.4	1.3
Investments [5]	12.1	12.1	6.5	6.5
Total financial assets	$794.7	$794.7	$437.2	$437.2
Financial liabilities at amortized cost
Trade and other payables1, [2]	$255.2	$255.2	$219.3	$219.3
Deferred Rosemont acquisition consideration [8]	-	-	9.7	9.7
Agreements with communities [6]	70.4	68.4	53.5	54.9
Wheaton refund liability[10]	9.9	7.3	10.3	6.7
Senior unsecured notes [7]	1,111.6	1,111.1	1,176.3	1,190.6
Senior secured revolving credit facilities[11]	(3.6)	(3.6)	96.9	96.9
Fair value through profit or loss
Gold prepayment liability[9]	-	-	55.9	55.9
Non-hedge derivative liabilities [4]	0.3	0.3	11.8	11.8
Total financial liabilities	$1,443.8	$1,438.7	$1,633.7	$1,645.8

Disclosure of detailed information about significant unobservable inputs used in fair value measurement of assets and liabilities [Table Text Block]
December 31, 2024	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL:
Provisionally priced receivables	$-	$171.3	$-	$171.3
Non-hedge derivatives	-	14.3	-	$14.3
Investments	12.1	-	-	12.1
	$12.1	$14.3	$-	$26.4
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$0.3	$-	$0.3
Financial liabilities at amortized cost:
Agreements with communities	-	-	70.4	70.4
Wheaton refund liability	-	-	9.9	9.9
Senior unsecured notes	1,111.6	-	-	1,111.6
	$1,111.6	$0.3	$80.3	$1,192.2

December 31, 2023	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL:
Provisionally priced receivables	$-	$166.9	$-	$-
Non-hedge derivatives	-	1.4	-	1.4
Investments	6.5	-	-	6.5
	$6.5	$1.4	$-	$7.9
Financial liabilities at FVTPL:
Non-hedge derivatives	$-	$11.8	$-	$11.8
Gold prepayment liability	-	55.9	-	55.9
Financial liabilities at amortized cost:
Agreements with communities	-	-	53.5	53.5
Wheaton refund liability	-	-	10.3	10.3
Senior secured revolving credit facilities	-	-	96.9	96.9
Senior unsecured notes	1,176.3	-	-	1,176.3
	$1,176.3	$67.7	$160.7	$1,404.7

Disclosure of detailed information about net position of contracts awaiting final pricing [Table Text Block]
Metal in concentrate		Sales awaiting final pricing		Average YTD price ($/unit)
	Unit	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Copper	pounds (in 000s)	85,731	111,069	3.96	3.87
Gold	troy ounces	47,075	50,563	2,638	2,072
Silver	troy ounces	238,149	205,579	29.02	23.94
Zinc	pounds (in 000s)	12,102	16,416	1.34	1.20

Disclosure of detailed information about foreign currency risk [Table Text Block]
	Dec. 31, 2024			Dec. 31, 2023
	CAD[1]	USD[2]	PEN[3]	CAD[1]	USD[2]	PEN[3]
Cash	$6.4	$13.9	$3.8	$19.0	$16.7	$2.0
Trade and other receivables	0.1	116.4	0.4	-	76.3	0.3
Restricted cash	0.2	-	-	-	-	-
Other financial assets	12.1	-	-	6.5	-	-
Trade and other payables	(5.7)	(1.9)	(15.9)	(6.1)	-	(21.0)
Other financial liabilities	-	(7.3)	(68.4)	-	(6.7)	(55.0)
	$13.1	$121.1	$(80.1)	$19.4	$86.3	$(73.7)

Disclosure of detailed information about sensitivity analysis for foreign currency risk [Table Text Block]
December 31, 2024	Change of:	Would have changed 2024 after-tax earnings by:
USD/CAD exchange rate[1]	+ 10%	$6.0
USD/CAD exchange rate[1]	- 10%	(7.4)
USD/PEN exchange rate[2]	+ 10%	4.4
USD/PEN exchange rate[2]	- 10%	(6.2)
December 31, 2023	Change of:	Would have changed 2023 after-tax earnings by:
USD/CAD exchange rate[1]	+ 10%	$3.3
USD/CAD exchange rate[1]	- 10%	(4.1)
USD/PEN exchange rate[2]	+ 10%	4.4
USD/PEN exchange rate[2]	- 10%	(5.3)

Disclosure of detailed information about commodity price risk [Table Text Block]
December 31, 2024	Change of:		Would have changed 2024 after-tax earnings by:
Copper prices ($/lb)[1]	+	$0.30	$3.4
Copper prices ($/lb)[1]	-	$0.30	(3.5)
Zinc prices ($/lb)[2]	+	$0.10	0.1
Zinc prices ($/lb)[2]	-	$0.10	(0.1)
December 31, 2023	Change of:		Would have changed 2023 after-tax earnings by:
Copper prices ($/lb)[1]	+	$0.30	2.6
Copper prices ($/lb)[1]	-	$0.30	(2.0)
Zinc prices ($/lb)[2]	+	$0.10	0.1
Zinc prices ($/lb)[2]	-	$0.10	(0.1)

Disclosure of detailed information about share price risk [Table Text Block]
December 31, 2024	Change of:		Would have changed 2024 after-tax earnings by:
Share prices	+	25%	$3.0
Share prices	-	25%	(3.0)
December 31, 2023	Change of:		Would have changed 2023 after-tax earnings by:
Share prices	+	25%	$1.6
Share prices	-	25%	(1.6)

Disclosure of detailed information about interest rate risk [Table Text Block]
December 31, 2024	Change of:		Would have changed 2024 after-tax earnings by:
Interest rates	+	2.00%	$8.5
Interest rates	-	2.00%	(8.5)
December 31, 2023	Change of:		Would have changed 2023 after-tax earnings by:
Interest rates	+	2.00%	$3.0
Interest rates	-	2.00%	(3.0)

Disclosure of detailed information about liquidity risk [Table Text Block]
Dec. 31, 2024	Carrying amount	Contractual cash flows	Less than 1 Year	1 - 3 Years	3 -5 Years	More than 5 Years
Assets used to manage liquidity risk
Cash	$541.8	$541.8	$541.8	$-	$-	$-
Short-term investments	40.0	40.0	40.0
Collateral deposits	0.6	0.6	0.6
Restricted cash	0.4	0.4	0.4	-	-	-
Trade and other receivables	185.5	185.5	185.5	-	-	-
Non-hedge derivative assets	14.3	14.3	14.3	-	-	-
	$782.6	$782.6	$782.6	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(255.2)	$(255.2)	$(255.2)	$-	$-	$-
Agreements with communities [1]	(68.4)	(99.0)	(26.1)	(17.0)	(8.3)	(47.6)
Senior unsecured notes	(1,111.1)	(1,305.7)	(59.1)	(654.4)	(592.2)	-
Wheaton refund liability	(7.3)	(79.2)	-	-	-	(79.2)
	$(1,442.0)	$(1,739.1)	$(340.4)	$(671.4)	$(600.5)	$(126.8)
Derivative financial liabilities
Non hedge derivative contracts	$(0.3)	$(0.3)	$(0.3)	$-	$-	$-
	$(0.3)	$(0.3)	$(0.3)	$-	$-	$-
Dec. 31, 2023	Carrying amount	Contractual cash flows	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Assets used to manage liquidity risk
Cash	$249.8	$249.8	$249.8	$-	$-	$-
Restricted cash	2.0	2.0	2.0	-	-	-
Trade and other receivables	176.2	176.2	176.2	-	-	-
Non-hedge derivative assets	1.4	1.4	1.4	-	-	-
	$429.4	$429.4	$429.4	$-	$-	$-
Non-derivative financial liabilities
Trade and other payables, including embedded derivatives	$(219.3)	$(219.3)	$(219.3)	$-	$-	$-
Agreements with communities [1]	(55.0)	(79.5)	(20.4)	(10.6)	(8.1)	(40.4)
Deferred Rosemont acquisition consideration	(9.7)	(10.0)	(10.0)	-	-	-
Senior unsecured notes	(1,190.6)	(1,469.6)	(63.7)	(714.0)	(73.5)	(618.4)
Senior secured revolving credit facilities	(96.9)	(120.7)	(11.4)	(109.3)	-	-
Gold prepayment obligation [2]	(55.9)	(55.9)	(55.9)	-	-	-
Wheaton refund liability	(6.7)	(79.2)	-	-	-	(79.2)
	$(1,634.1)	$(2,034.2)	$(380.7)	$(833.9)	$(81.6)	$(738.0)
Derivative financial liabilities
Non-hedge derivative contracts	$(11.8)	$(11.8)	$(11.8)	$-	$-	$-
	$(11.8)	$(11.8)	$(11.8)	$-	$-	$-